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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-10529

The Investment House Funds

(Exact name of registrant as specified in charter)

11150 Santa Monica Boulevard, Suite 850 Los Angeles, California	23226
(Address of principal executive offices)	(Zip code)

Timothy J. Wahl

The Investment House LLC  11150 Santa Monica Blvd.  Los Angeles, CA 23226

(Name and address of agent for service)

Registrant's telephone number, including area code:   (513) 587-3405

Date of fiscal year end:         July 31, 2014

Date of reporting period:       April 30, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Investment House Growth Fund
Schedule of Investments
April 30, 2014 (Unaudited)

Common Stocks - 102.1%	Shares	Value

Consumer Discretionary - 3.8%
Hotels, Restaurants & Leisure - 1.8%
Yum! Brands, Inc.	14,000	$1,077,860

Household Durables - 2.0%
Tupperware Brands Corporation	14,000	1,188,740

Consumer Staples - 5.2%
Beverages - 1.8%
Coca-Cola Company (The)	26,000	1,060,540

Food & Staples Retailing - 2.1%
Costco Wholesale Corporation	5,000	578,400
CVS Caremark Corporation	9,000	654,480
		1,232,880
Household Products - 1.3%
Church & Dwight Company, Inc.	11,000	759,110

Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Solazyme, Inc.*	100,000	1,076,000

Financials - 1.0%
Diversified Financial Services - 1.0%
IntercontinentalExchange Group, Inc.	3,000	613,320

Health Care - 19.6%
Biotechnology - 2.6%
Celgene Corporation*	5,000	735,050
Gilead Sciences, Inc.*	10,000	784,900
		1,519,950
Health Care Equipment & Supplies - 6.0%
Baxter International, Inc.	9,000	655,110
Intuitive Surgical, Inc.*	3,000	1,085,100
Medtronic, Inc.	21,000	1,235,220
Stryker Corporation	7,500	583,125
		3,558,555
Health Care Providers & Services - 5.1%
Henry Schein, Inc.*	12,700	1,450,721
McKesson Corporation	9,000	1,522,710
		2,973,431
Pharmaceuticals - 5.9%
Allergan, Inc.	8,500	1,409,640
Mylan, Inc.*	30,000	1,523,400
Roche Holdings AG - ADR	14,000	513,100
		3,446,140
Industrials - 7.3%
Air Freight & Logistics - 1.2%
FedEx Corporation	5,300	722,125

The Investment House Growth Fund
Schedule of Investments (Continued)

Common Stocks - 102.1% (Continued)	Shares	Value

Industrials - 7.3% (Continued)
Commercial Services & Supplies - 1.2%
Stericycle, Inc.*	6,000	$698,640

Machinery - 3.8%
Cummins, Inc.	4,500	678,825
Pall Corporation	18,100	1,523,115
		2,201,940
Road & Rail - 1.1%
Norfolk Southern Corporation	7,000	661,710

Information Technology - 56.2%
Communications Equipment - 1.8%
QUALCOMM, Inc.	13,700	1,078,327

Electronic Equipment, Instruments & Components - 4.9%
Trimble Navigation Ltd.*	75,600	2,905,308

Internet Software & Services - 17.1%
eBay, Inc.*	45,000	2,332,350
Facebook, Inc. - Class A*	65,000	3,885,700
Google, Inc. - Class A*	3,600	1,925,568
Google, Inc. - Class C*	3,600	1,895,976
		10,039,594
IT Services - 4.0%
Accenture plc - Class A	17,900	1,435,938
Automatic Data Processing, Inc.	7,000	545,720
Xerox Corporation	30,000	362,700
		2,344,358
Semiconductors & Semiconductor Equipment - 2.7%
Texas Instruments, Inc.	35,000	1,590,750

Software - 8.6%
Adobe Systems, Inc.*	12,000	740,280
Autodesk, Inc.*	11,000	528,220
Intuit, Inc.	36,000	2,727,000
SAP AG - ADR	13,000	1,052,870
		5,048,370
Technology Hardware, Storage & Peripherals - 17.1%
Apple, Inc.	8,500	5,015,765
EMC Corporation	45,000	1,161,000
Stratasys Ltd.*	40,000	3,874,800
		10,051,565
Materials - 7.2%
Chemicals - 7.2%
Ecolab, Inc.	15,000	1,569,600
Scotts Miracle-Gro Company (The) - Class A	23,600	1,444,556
Sigma-Aldrich Corporation	12,600	1,212,246
		4,226,402

Total Common Stocks (Cost $28,283,904)		$60,075,615

The Investment House Growth Fund
Schedule of Investments (Continued)

Money Market Funds - 0.0%(a)	Shares	Value

First American Government Obligations Fund - Class Z,
0.01%(b) (Cost $577)	577	$577

Total Investments at Value(c) - 102.1% (Cost $28,284,481)		$60,076,192

Liabilities in Excess of Other Assets - (2.1%)		(1,262,561)

Net Assets - 100.0%		$58,813,631

ADR - American Depositary Receipt.

*	Non-income producing security.

(a)	Percentage rounds to less than 0.1%.

(b)	Rate shown is the 7-day effective yield as of April 30, 2014.

(c)	All securities are pledged as collateral for the Fund's bank line of credit (Note 5).

See accompanying notes to the Schedule of Investments.

The Investment House Growth Fund
Notes to Schedule of Investments
April 30, 2014 (Unaudited)

1.	Securities valuation

Equity securities of The Investment House Growth Fund (the “Fund”), a series of The Investment House Funds, generally are valued at their market value, but if market prices are not available or The Investment House LLC, the investment adviser to the Fund (the “Adviser”), believes such prices do not accurately reflect the market value of such securities, securities will be valued by the Adviser at their fair value, according to procedures approved by the Board of Trustees and such securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.

Generally accepted accounting principles establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2014 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$60,075,615	$-	$-	$60,075,615
Money Market Funds	577	-	-	577
Total	$60,076,192	$-	$-	$60,076,192

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of April 30, 2014, the Fund did not have any transfers in and out of any Level. In addition, the Fund did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of April 30, 2014.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

The Investment House Growth Fund
Notes to Schedule of Investments (Continued)

2.	Security transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal income tax

The following is computed on a tax basis for each item as of April 30, 2014:

Cost of portfolio investments	$28,284,481

Gross unrealized appreciation	$31,857,782
Gross unrealized depreciation	(66,071)

Net unrealized appreciation	$31,791,711

4.	Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of April 30, 2014, the Fund had 56.2% of the value of its net assets invested within the Information Technology sector.

5.	Bank Line of Credit

The Fund has a secured bank line of credit with US Bank NA that provides a maximum borrowing of up to $12,000,000. The line of credit may be used to cover redemptions or it may be used by the Adviser for investment purposes. When used for investment purposes, the Fund will be using the investment technique of “leverage.” Please see the Fund’s prospectus for detailed information on the investment strategies and associated risks involved with the use of leverage by the Fund. Borrowings under this arrangement bear interest at a rate per annum equal to the Prime Rate minus 0.25% at the time of borrowing. The line of credit matures on December 15, 2014. All of the Fund’s securities are pledged as collateral for the Fund’s bank line of credit.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Investment House Funds

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date	June 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date	June 3, 2014

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	June 3, 2014

* Print the name and title of each signing officer under his or her signature.